Note 15 - Financial Assets and Financial Liabilities - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Financial assets		$ 366,288	$ 362,815
Financial liabilities		76,171	66,992
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		76,171	66,992
Financial liabilities at amortised cost, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Financial liabilities		10,545	7,835
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		52,247	46,937
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Financial liabilities		13,379	12,220
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial assets		112,090	133,290
Financial assets at amortised cost, category [member] | Receivables from sale of investments [member]
Statement Line Items [Line Items]
Current financial assets		32,797	56,374
Financial assets at amortised cost, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets		69,382	57,923
Financial assets at amortised cost, category [member] | Other receivables [member]
Statement Line Items [Line Items]
Current financial assets	[1]	9,911	18,993
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets		254,197	229,525
Financial assets at fair value through profit or loss, category [member] | Receivables from sale of investments [member]
Statement Line Items [Line Items]
Financial assets		0	76,278
Financial assets at fair value through profit or loss, category [member] | Unlisted preferred and ordinary shares [member]
Statement Line Items [Line Items]
Financial assets	[2]	254,197	86,997
Financial assets at fair value through profit or loss, category [member] | Listed equity instruments [member[
Statement Line Items [Line Items]
Financial assets	[3]	$ 0	$ 66,250

[1]	In the Statement of Financial Position, other non-current receivables are presented as part of other non-current investments and financial assets while other current receivables are presented separately.
[2]	As of December 31, 2023, Opera held investments in ordinary and preferred shares in OPay with a total carrying amount of $269.4 million and ordinary shares in Fjord Bank with a carrying amount of $0.9 million. As of December 31, 2022, these investments had a carrying amount of $86.1 million and $0.9 million, respectively. The shares in OPay are presented as a separate line item in the Statement of Financial Position as of December 31, 2023, while as of year-end 2022, the investment in OPay was classified as held for sale. The shares in Fjord Bank are presented as part of other non-current investments and financial assets. See Note 11 for more information.
[3]	Investments in listed equity securities were presented as marketable securities in the Statement of Financial Position.